Average Annual Total Returns	0 Months Ended
	Jun. 06, 2013
(WFA Small to Mid Cap Stock Funds - Class R6) | (Wells Fargo Advantage Common Stock Fund) | Russell 2500™ Index (reflects no deduction for fees, expenses, or taxes)
Average Annual Return:
1 Year	17.88%
5 Year	4.34%
10 Year	10.49%
(WFA Small to Mid Cap Stock Funds - Class R6) | (Wells Fargo Advantage Common Stock Fund) | Class R6
Average Annual Return:
1 Year	18.73%
5 Year	6.01%
10 Year	11.18%
Inception Date of Share Class	Jun. 28, 2013
(WFA Small to Mid Cap Stock Funds - Class R6) | (Wells Fargo Advantage Discovery Fund) | Russell 2500™ Growth Index (reflects no deduction for fees, expenses, or taxes)
Average Annual Return:
1 Year	16.13%
5 Year	4.07%
10 Year	10.55%
(WFA Small to Mid Cap Stock Funds - Class R6) | (Wells Fargo Advantage Discovery Fund) | Class R6
Average Annual Return:
1 Year	16.28%
5 Year	4.61%
10 Year	11.59%
Inception Date of Share Class	Jun. 28, 2013
(WFA Small to Mid Cap Stock Funds - Class R6) | (Wells Fargo Advantage Special Mid Cap Value Fund) | Russell Midcap® Value Index (reflects no deduction for fees, expenses, or taxes)
Average Annual Return:
1 Year	18.51%
5 Year	3.79%
10 Year	10.63%
(WFA Small to Mid Cap Stock Funds - Class R6) | (Wells Fargo Advantage Special Mid Cap Value Fund) | Class R6
Average Annual Return:
1 Year	18.91%
5 Year	5.82%
10 Year	10.76%
Inception Date of Share Class	Jun. 28, 2013
(WFA Small Cap Value Fund - Class R6) | (Wells Fargo Advantage Small Cap Value Fund) | Russell 2000® Value Index (reflects no deduction for fees, expenses, or taxes)
Average Annual Return:
1 Year	18.05%
5 Year	3.55%
10 Year	9.50%
(WFA Small Cap Value Fund - Class R6) | (Wells Fargo Advantage Small Cap Value Fund) | Class R6
Average Annual Return:
1 Year	13.63%
5 Year	3.61%
10 Year	11.84%
Inception Date of Share Class	Jun. 28, 2013
(WFA International Equity Funds - Class R6) | (Wells Fargo Advantage Emerging Markets Equity Fund) | MSCI Emerging Markets Index (Net) (reflects no deduction for fees, expenses, or taxes)
Average Annual Return:
1 Year	18.22%
5 Year	(0.92%)
10 Year	16.52%
(WFA International Equity Funds - Class R6) | (Wells Fargo Advantage Emerging Markets Equity Fund) | Class R6
Average Annual Return:
1 Year	12.94%
5 Year	1.69%
10 Year	18.15%
Inception Date of Share Class	Jun. 28, 2013
(WFA Dow Jones Target Date Funds - Class R) | (Wells Fargo Advantage Dow Jones Target Today Fund) | Dow Jones Global Target Today Index (reflects no deduction for fees, expenses, or taxes)
Average Annual Return:
1 Year	5.44%
5 Year	5.29%
10 Year	6.05%
(WFA Dow Jones Target Date Funds - Class R) | (Wells Fargo Advantage Dow Jones Target Today Fund) | Barclays U.S. Aggregate Bond Index (reflects no deduction for fees, expenses, or taxes)
Average Annual Return:
1 Year	4.21%
5 Year	5.95%
10 Year	5.18%
(WFA Dow Jones Target Date Funds - Class R) | (Wells Fargo Advantage Dow Jones Target Today Fund) | Russell 3000® Index (reflects no deduction for fees, expenses, or taxes)
Average Annual Return:
1 Year	16.42%
5 Year	2.04%
10 Year	7.68%
(WFA Dow Jones Target Date Funds - Class R) | (Wells Fargo Advantage Dow Jones Target Today Fund) | Class R
Average Annual Return:
1 Year	(1.47%)
5 Year	3.02%
10 Year	4.42%
Inception Date of Share Class	Jun. 29, 2013
(WFA Dow Jones Target Date Funds - Class R) | (Wells Fargo Advantage Dow Jones Target 2010 Fund) | Barclays U.S. Aggregate Bond Index (reflects no deduction for fees, expenses, or taxes)
Average Annual Return:
1 Year	4.21%
5 Year	5.95%
10 Year	5.18%
(WFA Dow Jones Target Date Funds - Class R) | (Wells Fargo Advantage Dow Jones Target 2010 Fund) | Dow Jones Global Target 2010 Index (reflects no deduction for fees, expenses, or taxes)
Average Annual Return:
1 Year	6.40%
5 Year	4.42%
10 Year	7.25%
(WFA Dow Jones Target Date Funds - Class R) | (Wells Fargo Advantage Dow Jones Target 2010 Fund) | Russell 3000® Index (reflects no deduction for fees, expenses, or taxes)
Average Annual Return:
1 Year	16.42%
5 Year	2.04%
10 Year	7.68%
(WFA Dow Jones Target Date Funds - Class R) | (Wells Fargo Advantage Dow Jones Target 2010 Fund) | Class R
Average Annual Return:
1 Year	(0.61%)
5 Year	2.18%
10 Year	4.88%
Inception Date of Share Class	Jun. 29, 2013
(WFA Dow Jones Target Date Funds - Class R) | (Wells Fargo Advantage Dow Jones Target 2015 Fund) | Barclays U.S. Aggregate Bond Index (reflects no deduction for fees, expenses, or taxes)
Average Annual Return:
1 Year	4.21%
5 Year	5.95%
Since Inception	6.49%	[1]
(WFA Dow Jones Target Date Funds - Class R) | (Wells Fargo Advantage Dow Jones Target 2015 Fund) | Dow Jones Global Target 2015 Index (reflects no deduction for fees, expenses, or taxes)
Average Annual Return:
1 Year	7.65%
5 Year	3.85%
Since Inception	4.15%	[1]
(WFA Dow Jones Target Date Funds - Class R) | (Wells Fargo Advantage Dow Jones Target 2015 Fund) | Russell 3000® Index (reflects no deduction for fees, expenses, or taxes)
Average Annual Return:
1 Year	16.42%
5 Year	2.04%
Since Inception	1.51%	[1]
(WFA Dow Jones Target Date Funds - Class R) | (Wells Fargo Advantage Dow Jones Target 2015 Fund) | Class R
Average Annual Return:
1 Year	6.87%
5 Year	3.08%
Since Inception	3.34%	[1]
Inception Date of Share Class	Jun. 28, 2013
(WFA Dow Jones Target Date Funds - Class R) | (Wells Fargo Advantage Dow Jones Target 2020 Fund) | Barclays U.S. Aggregate Bond Index (reflects no deduction for fees, expenses, or taxes)
Average Annual Return:
1 Year	4.21%
5 Year	5.95%
10 Year	5.18%
(WFA Dow Jones Target Date Funds - Class R) | (Wells Fargo Advantage Dow Jones Target 2020 Fund) | Russell 3000® Index (reflects no deduction for fees, expenses, or taxes)
Average Annual Return:
1 Year	16.42%
5 Year	2.04%
10 Year	7.68%
(WFA Dow Jones Target Date Funds - Class R) | (Wells Fargo Advantage Dow Jones Target 2020 Fund) | Dow Jones Global Target 2020 Index (reflects no deduction for fees, expenses, or taxes)
Average Annual Return:
1 Year	9.23%
5 Year	3.32%
10 Year	8.45%
(WFA Dow Jones Target Date Funds - Class R) | (Wells Fargo Advantage Dow Jones Target 2020 Fund) | Class R
Average Annual Return:
1 Year	2.12%
5 Year	1.22%
10 Year	5.44%
Inception Date of Share Class	Jun. 29, 2013
(WFA Dow Jones Target Date Funds - Class R) | (Wells Fargo Advantage Dow Jones Target 2025 Fund) | Dow Jones Global Target 2025 Index (reflects no deduction for fees, expenses, or taxes)
Average Annual Return:
1 Year	10.94%
5 Year	2.92%
Since Inception	2.89%	[1]
(WFA Dow Jones Target Date Funds - Class R) | (Wells Fargo Advantage Dow Jones Target 2025 Fund) | Barclays U.S. Aggregate Bond Index (reflects no deduction for fees, expenses, or taxes)
Average Annual Return:
1 Year	4.21%
5 Year	5.95%
Since Inception	6.49%	[1]
(WFA Dow Jones Target Date Funds - Class R) | (Wells Fargo Advantage Dow Jones Target 2025 Fund) | Russell 3000® Index (reflects no deduction for fees, expenses, or taxes)
Average Annual Return:
1 Year	16.42%
5 Year	2.04%
Since Inception	1.51%	[1]
(WFA Dow Jones Target Date Funds - Class R) | (Wells Fargo Advantage Dow Jones Target 2025 Fund) | Class R
Average Annual Return:
1 Year	10.22%
5 Year	2.40%
Since Inception	2.22%	[1]
Inception Date of Share Class	Jun. 28, 2013
(WFA Dow Jones Target Date Funds - Class R) | (Wells Fargo Advantage Dow Jones Target 2030 Fund) | Barclays U.S. Aggregate Bond Index (reflects no deduction for fees, expenses, or taxes)
Average Annual Return:
1 Year	4.21%
5 Year	5.95%
10 Year	5.18%
(WFA Dow Jones Target Date Funds - Class R) | (Wells Fargo Advantage Dow Jones Target 2030 Fund) | Dow Jones Global Target 2030 Index (reflects no deduction for fees, expenses, or taxes)
Average Annual Return:
1 Year	12.56%
5 Year	2.52%
10 Year	9.40%
(WFA Dow Jones Target Date Funds - Class R) | (Wells Fargo Advantage Dow Jones Target 2030 Fund) | Russell 3000® Index (reflects no deduction for fees, expenses, or taxes)
Average Annual Return:
1 Year	16.42%
5 Year	2.04%
10 Year	7.68%
(WFA Dow Jones Target Date Funds - Class R) | (Wells Fargo Advantage Dow Jones Target 2030 Fund) | Class R
Average Annual Return:
1 Year	5.28%
5 Year	0.55%
10 Year	5.90%
Inception Date of Share Class	Jun. 29, 2013
(WFA Dow Jones Target Date Funds - Class R) | (Wells Fargo Advantage Dow Jones Target 2035 Fund) | Dow Jones Global Target 2035 Index (reflects no deduction for fees, expenses, or taxes)
Average Annual Return:
1 Year	13.92%
5 Year	2.22%
Since Inception	1.98%	[1]
(WFA Dow Jones Target Date Funds - Class R) | (Wells Fargo Advantage Dow Jones Target 2035 Fund) | Barclays U.S. Aggregate Bond Index (reflects no deduction for fees, expenses, or taxes)
Average Annual Return:
1 Year	4.21%
5 Year	5.95%
Since Inception	6.49%	[1]
(WFA Dow Jones Target Date Funds - Class R) | (Wells Fargo Advantage Dow Jones Target 2035 Fund) | Russell 3000® Index (reflects no deduction for fees, expenses, or taxes)
Average Annual Return:
1 Year	16.42%
5 Year	2.04%
Since Inception	1.51%	[1]
(WFA Dow Jones Target Date Funds - Class R) | (Wells Fargo Advantage Dow Jones Target 2035 Fund) | Class R
Average Annual Return:
1 Year	13.18%
5 Year	1.75%
Since Inception	1.39%	[1]
Inception Date of Share Class	Jun. 28, 2013
(WFA Dow Jones Target Date Funds - Class R) | (Wells Fargo Advantage Dow Jones Target 2040 Fund) | Barclays U.S. Aggregate Bond Index (reflects no deduction for fees, expenses, or taxes)
Average Annual Return:
1 Year	4.21%
5 Year	5.95%
10 Year	5.18%
(WFA Dow Jones Target Date Funds - Class R) | (Wells Fargo Advantage Dow Jones Target 2040 Fund) | Dow Jones Global Target 2040 Index (reflects no deduction for fees, expenses, or taxes)
Average Annual Return:
1 Year	14.88%
5 Year	2.09%
10 Year	9.61%
(WFA Dow Jones Target Date Funds - Class R) | (Wells Fargo Advantage Dow Jones Target 2040 Fund) | Russell 3000® Index (reflects no deduction for fees, expenses, or taxes)
Average Annual Return:
1 Year	16.42%
5 Year	2.04%
10 Year	7.68%
(WFA Dow Jones Target Date Funds - Class R) | (Wells Fargo Advantage Dow Jones Target 2040 Fund) | Class R
Average Annual Return:
1 Year	7.43%
5 Year	0.18%
10 Year	6.41%
Inception Date of Share Class	Jun. 29, 2013
(WFA Dow Jones Target Date Funds - Class R) | (Wells Fargo Advantage Dow Jones Target 2045 Fund) | Barclays U.S. Aggregate Bond Index (reflects no deduction for fees, expenses, or taxes)
Average Annual Return:
1 Year	4.21%
5 Year	5.95%
Since Inception	6.49%	[1]
(WFA Dow Jones Target Date Funds - Class R) | (Wells Fargo Advantage Dow Jones Target 2045 Fund) | Dow Jones Global Target 2045 Index (reflects no deduction for fees, expenses, or taxes)
Average Annual Return:
1 Year	15.32%
5 Year	2.12%
Since Inception	1.83%	[1]
(WFA Dow Jones Target Date Funds - Class R) | (Wells Fargo Advantage Dow Jones Target 2045 Fund) | Russell 3000® Index (reflects no deduction for fees, expenses, or taxes)
Average Annual Return:
1 Year	16.42%
5 Year	2.04%
Since Inception	1.51%	[1]
(WFA Dow Jones Target Date Funds - Class R) | (Wells Fargo Advantage Dow Jones Target 2045 Fund) | Class R
Average Annual Return:
1 Year	14.64%
5 Year	1.75%
Since Inception	1.32%	[1]
Inception Date of Share Class	Jun. 28, 2013
(WFA Dow Jones Target Date Funds - Class R) | (Wells Fargo Advantage Dow Jones Target 2050 Fund) | Dow Jones Global Target 2050 Index (reflects no deduction for fees, expenses, or taxes)
Average Annual Return:
1 Year	15.35%
5 Year	2.13%
Since Inception	1.83%	[1]
(WFA Dow Jones Target Date Funds - Class R) | (Wells Fargo Advantage Dow Jones Target 2050 Fund) | Barclays U.S. Aggregate Bond Index (reflects no deduction for fees, expenses, or taxes)
Average Annual Return:
1 Year	4.21%
5 Year	5.95%
Since Inception	6.49%	[1]
(WFA Dow Jones Target Date Funds - Class R) | (Wells Fargo Advantage Dow Jones Target 2050 Fund) | Russell 3000® Index (reflects no deduction for fees, expenses, or taxes)
Average Annual Return:
1 Year	16.42%
5 Year	2.04%
Since Inception	1.51%	[1]
(WFA Dow Jones Target Date Funds - Class R) | (Wells Fargo Advantage Dow Jones Target 2050 Fund) | Class R
Average Annual Return:
1 Year	14.65%
5 Year	1.69%
Since Inception	1.29%	[1]
Inception Date of Share Class	Jun. 28, 2013
(WFA Dow Jones Target Date Funds - Class R) | (Wells Fargo Advantage Dow Jones Target 2055 Fund) | Barclays U.S. Aggregate Bond Index (reflects no deduction for fees, expenses, or taxes)
Average Annual Return:
1 Year	4.21%
5 Year
Since Inception	6.16%	[2]
(WFA Dow Jones Target Date Funds - Class R) | (Wells Fargo Advantage Dow Jones Target 2055 Fund) | Dow Jones Global Target 2055 Index (reflects no deduction for fees, expenses, or taxes)
Average Annual Return:
1 Year	15.35%
5 Year
Since Inception	3.47%	[2]
(WFA Dow Jones Target Date Funds - Class R) | (Wells Fargo Advantage Dow Jones Target 2055 Fund) | Russell 3000® Index (reflects no deduction for fees, expenses, or taxes)
Average Annual Return:
1 Year	16.42%
5 Year
Since Inception	6.92%	[2]
(WFA Dow Jones Target Date Funds - Class R) | (Wells Fargo Advantage Dow Jones Target 2055 Fund) | Class R
Average Annual Return:
1 Year	14.72%
5 Year
Since Inception	3.28%	[2]
Inception Date of Share Class	Jun. 30, 2011

[1]	Performance Since 6/29/2007
[2]	Performance Since 6/30/2011